SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Jun. 30, 2026
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]
Office Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Office equipment	4 years
Office Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Office equipment	5 years